11 Leases (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Right of Use Asset
Depreciation	£ 118	£ 303
Lease Liabilities
Interest expenses	20	30	5
Lease payments	(258)	(450)	(64)
Land and buildings [member]
Right of Use Asset
Balance at beginning	828	395
Additions		822
Effect of modification to lease terms	(678)	(82)
Depreciation	(118)	(303)
Exchange differences	44	(4)
Balance at ending	76	828	395
Lease Liabilities
Balance at beginning	907	546
Additions		822
Effect of modification to lease terms	(788)	(82)
Interest expenses	15	24
Lease payments	(105)	(391)
Exchange differences	47	(12)
Balance at ending	£ 76	£ 907	£ 546